Condensed Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 4,633,845	$ 3,257,458	$ 4,803,687
Investments	3,097,846	5,428,962	5,487,800
Subscription receivable		522,326
Prepaid expenses and other current assets	173,512	110,822	88,223
Total current assets	7,905,203	9,319,568	10,379,710
Property and equipment, net	198,964	230,512	199,575
Deferred offering costs	35,154
Other assets	38,285	36,810	20,492
Total assets	8,177,606	9,586,890	10,599,777
Current liabilities:
Accounts payable	757,010	103,294	209,730
Accrued liabilities	81,853	132,780	155,713
Accrued payroll and other compensation	161,332	447,641	217,250
Note payable, net of debt discount of $0 and $59 as of June 30, 2017 and December 31, 2016, respectively	102,630	205,201
Total current liabilities	1,102,825	888,916	582,693
Note payable, net of debt discount of $0 and $255 as of December 31, 2016 and 2015, respectively			205,005
Total liabilities	1,102,825	888,916	787,698
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, Authorized 5,000,000 shares; No shares issued and outstanding as of June 30, 2017 and December 31, 2016, respectively
Common stock, $0.001 par value, Authorized 75,000,000 shares; Issued and outstanding 35,857,701 shares as of June 30, 2017 and 34,807,881 as of December 31, 2016	35,858	34,808	32,321
Additional paid-in capital	25,587,108	23,072,702	18,114,295
Accumulated deficit	(18,548,185)	(14,409,536)	(8,334,537)
Total stockholders' equity	7,074,781	8,697,974	9,812,079
Total liabilities and stockholders' equity	$ 8,177,606	$ 9,586,890	$ 10,599,777